Fair Value Measurements of Financial Instruments - Summary of Financial Assets and Financial Liabilities are Measured at Fair Value (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Detailed Information About Financial Assets and Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Financial Assets	$ 71,378	$ 76,475
Warrant liabilities	1,251
Market fund [Member] | Level 1 of Fair Value Hierarchy [Member]
Disclosure of Detailed Information About Financial Assets and Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Financial Assets	$ 20,400	19,067
Description of valuation techniques used in fair value measurement, assets	Redemption value quoted by banks with reference to the expected return of the underlying assets
Pipe Subscription Agreement [Member] | Penny Warrants [Member] | Level 3 of fair value hierarchy [member]
Disclosure of Detailed Information About Financial Assets and Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Warrant liabilities	$ 329
Description of valuation techniques used in fair value measurement, liabilities	Black-Scholes model - the key inputs are: underlying share price, expected life in years, risk-free rate, expected volatility, and exercise price
Maxpro Capital Acquisition Corp [Member] | Public Warrants [Member] | Level 1 of Fair Value Hierarchy [Member]
Disclosure of Detailed Information About Financial Assets and Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Warrant liabilities	$ 880
Description of valuation techniques used in fair value measurement, liabilities	The public warrants are traded on the Nasdaq, the valuation is based on unadjusted quoted prices in active markets for identical assets or liabilities
Maxpro Capital Acquisition Corp [Member] | Private Warrants [Member] | Level 2 of fair value hierarchy [member]
Disclosure of Detailed Information About Financial Assets and Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Warrant liabilities	$ 42
Description of valuation techniques used in fair value measurement, liabilities	Private warrants are considered to be economically equivalent to the public warrants. As such, the valuation of the public warrants was used to value the private warrants
Convertible Preferred Shares [Member] | Level 3 of fair value hierarchy [member]
Disclosure of Detailed Information About Financial Assets and Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Financial Liabilities		$ 511,861
Description of valuation techniques used in fair value measurement, liabilities	Black-Scholes model and OPM method - the key inputs are: time to liquidation, risk-free rate, expected volatility and possibilities for IPO/liquidation scenario
Description of inputs used in fair value measurement, liabilities	Possibilityfor IPOscenario (note)
Description of sensitivity of fair value measurement to changes in unobservable inputs, liabilities	The higher the possibility for IPO scenario, the higher the fair value, and vice versa